Accounts Receivable, Net - Additional Information (Detail) - Commitment Letters With Certain Customers [Member] ¥ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Other Noncurrent Assets [Member]
Accounts receivable uncollected balance due amount,included in other non current assets			¥ 16,242	$ 2,489
Subsequent Event [Member]
Receivables from customers, collected amount	¥ 74,932	$ 11,484